DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				4 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 09, 2021 USD ($) $ / shares	Dec. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) item $ / shares M	Dec. 31, 2021 USD ($) $ / shares	Mar. 02, 2023 USD ($)	Dec. 06, 2022 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares issued price per share | $ / shares					$ 10.10
Proceeds from issuance initial public offering						$ (207,000,000)
Cash and Cash Equivalents, at Carrying Value			$ 1,509,600	$ 1,361,137	$ 207,915	1,361,137
Cash and marketable securities held in Trust Account	$ 209,070,000	$ 209,070,000	181,800,000	209,086,874	213,475,172	$ 209,086,874
Proceeds from Sale of Trust Assets to Pay Expenses		$ 209,070,000
Investment of cash in Trust Account	$ 27,270,000			(209,070,000)	$ (2,070,000)
Transaction Costs			4,012,520
Underwriting fees			3,600,000
Other offering costs			412,520
Condition for future business combination number of combinations minimum | item					1
Condition for future business combination number of businesses minimum | item					1
Condition for future business combination use of proceeds percentage					80
Condition for future business combination threshold Percentage Ownership					50
Condition For Future Business Combination Threshold Net Tangible Assets					$ 5,000,001
Proceeds from Related Party Debt				250	$ 2,070,000
Redemption Limit Percentage Without Prior Consent					20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%
Months to complete acquisition, extension | M					18
Redemption Period Upon Closure					10 days
Maximum Allowed Dissolution Expenses					$ 100,000
Number of times to extend business acquisition | item					2
Length of business acquisition extension | M					3
Advance notice for acquisition extension					5 days
Price per unit cost to extend acquisition period | $ / shares					$ 0.20
Sponsor [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares issued price per share | $ / shares					10.00
Aggregate purchase price				$ 25,000
Proceeds from Related Party Debt			$ 1,800,000
Common Stock Subject To Redemption [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption price per share | $ / shares				$ 10.10	$ 10.30	$ 10.10
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			18,000,000
Shares issued price per share | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 180,000,000
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares	2,700,000		2,700,000
Shares issued price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 27,000,000
Transaction Costs	$ 540,000	$ 540,000
Payments to extend business acquisition deadline, per extension					$ 2,070,000
Price per unit cost to extend acquisition period | $ / shares					$ 0.10
Total payments to extend business acquisition deadline					$ 4,140,000
Promissory note | Second Extension
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Debt, principal amount							$ 2,070,000
Promissory note | Sponsor [Member] | First Extension
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Debt, principal amount								$ 2,070,000